Prepayments and Other Assets (Tables)	12 Months Ended
Oct. 31, 2025
Prepayments and Other Assets [Abstract]
Schedule of Prepayments and Other Assets

Prepayments and other assets consisted of the following:

	October 31, 2025	October 31, 2024

Prepayments for fuel and other costs	$8,125,053	$7,921,703
Prepaid keyman insurance*	1,108,848	869,779
Others	77,875	156,598
Total	$9,311,776	$8,948,080
Including:
Prepayments, prepaid expense and other current assets	$8,481,387	$8,078,301
Prepayments, prepaid expenses and other non-current assets	$830,389	$869,779

*	On February 14, 2020, the Company purchased a keyman insurance policy for its principal shareholder at a cost of $916,923. As of October 31, 2025, the surrender value was $822,228. On September 25, 2025, the Company purchased a new keyman insurance for its management at a cost of $367,729. As of October 31, 2025, the surrender value was $286,620.